Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Tables) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500 - Text Block
7. Reconciliation to Form 5500
Reconciliation of net assets available for benefits per the financial statements to the Form 5500 as of December 31, 2025 and 2024, is as follows:

	2025	2024
Net assets available for benefits per the financial statements	$13,312,912,847	$12,110,585,543
Less: deemed distributions of participant loans	776,730	721,481
Net assets available for benefits per the Form 5500	$13,312,136,117	$12,109,864,062
Reconciliation of the increase in net assets available for benefits per the financial statements to the net income (loss) per the Form 5500 for the year ended December 31, 2025 is as follows:

2025
Increase in net assets available for benefits per the financial statements	$1,202,327,304
Deemed distributions of participant loans activity	(55,249)
Net income (loss) per the Form 5500	$1,202,272,055

EBP, Reconciliation of Financial Statement to Form 5500 - Table Text Block
Reconciliation of net assets available for benefits per the financial statements to the Form 5500 as of December 31, 2025 and 2024, is as follows:

	2025	2024
Net assets available for benefits per the financial statements	$13,312,912,847	$12,110,585,543
Less: deemed distributions of participant loans	776,730	721,481
Net assets available for benefits per the Form 5500	$13,312,136,117	$12,109,864,062
Reconciliation of the increase in net assets available for benefits per the financial statements to the net income (loss) per the Form 5500 for the year ended December 31, 2025 is as follows:

2025
Increase in net assets available for benefits per the financial statements	$1,202,327,304
Deemed distributions of participant loans activity	(55,249)
Net income (loss) per the Form 5500	$1,202,272,055

Net assets available for benefits	$ 13,312,912,847	$ 12,110,585,543
EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Deemed Distribution	776,730	721,481
EBP, Form 5500 Caption, Net Assets, Total	13,312,136,117	$ 12,109,864,062
Net increase in net assets available for benefits	1,202,327,304
Deemed distributions of participant loans activity	(55,249)
EBP, Form 5500 Caption, Net Income (Loss), Total	$ 1,202,272,055